Description of Organization and Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets		$ 449	$ 55,525
Angel Studios Inc. Cik0001671941
Deferred tax assets	$ 0	$ 0	$ 4,000,319